Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)(2)	Value of Initial Fixed $100 Investment on 1/29/2024 as of Year-End in:		Net Income (loss) (in millions) ($)(4)	Group Adjusted Revenue (in millions) ($)(5)
					Flutter Entertainment Total Shareholder Return ($)(3)	Peer Group Total Shareholder Return ($)(3)

2025	19,695,957	3,602,009	7,620,185	3,884,426	104.64	143.06	(407)	16,259
2024	22,174,060	37,984,365	6,281,014	9,485,183	125.77	134.90	162	14,048

Company Selected Measure Name	Group Adjusted EBIT
Named Executive Officers, Footnote	For 2025 and 2024, the PEO was Peter Jackson, and the non-PEO NEOs were as follows:
a.2025: Rob Coldrake, Amy Howe, Don Liu, and Dan Taylor.
b.2024: Paul Edgecliffe-Johnson, Rob Coldrake, Amy Howe, Ian Brown, and Pádraig Ó Ríordáin.

Peer Group Issuers, Footnote	Represents the cumulative total shareholder return ("TSR") of our common stock and the cumulative TSR of the S&P 500 Consumer Discretionary Index (the “Peer Group TSR”), as reflected in our stock performance graph in our Annual Report on Form 10-K, which was filed on February 26, 2026. The table assumes $100 was invested at the market close on January 29, 2024, through the end of the fiscal year, including reinvestment of dividends.
PEO Total Compensation Amount	$ 19,695,957	$ 22,174,060
PEO Actually Paid Compensation Amount	$ 3,602,009	37,984,365
Adjustment To PEO Compensation, Footnote	Compensation actually paid (“CAP”) was determined by making the following adjustments to Summary Compensation Totals for equity awards:

	PEO ($)	Average of Non-PEO NEOs ($)	PEO ($)	Average of Non-PEO NEOs ($)

Fiscal Year	2025	2025	2024(viii)	2024(viii)

Reported Summary Compensation Table (“SCT”) Total	19,695,957	7,620,185	22,174,060	6,281,014
Adjustments:
Deduction of Amounts Reported in “Stock Awards” Column of the SCT(i)	(15,650,555)	(5,792,942)	(17,064,276)	(3,868,718)
Year End Fair Value of Equity Awards Granted in the Year that remain Unvested at Year End(ii)	11,563,102	4,637,997	23,903,403	4,870,501
Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Remain Unvested at Year End(iii)	(11,843,300)	(2,521,399)	8,842,187	2,779,472
Change in Fair Value Between Prior Year End and Vesting Date for Awards Granted in Prior Year that Vested in the Year(iv)	(163,195)	(59,416)	128,991	768,372
Fair Value at Vesting of Equity Awards Granted and Vested in the Year(v)	—	—	—	—
Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year(vi)	—	—	—	(1,345,459)
Value of Dividends or Other Earnings Paid on Option and Stock Awards Not Otherwise Reflected in Total Compensation(vii)	—	—	—	—
Compensation Actually Paid	3,602,009	3,884,426	37,984,365	9,485,183
Summary Compensation Table amounts reflect the grant date fair values of equity awards. For CAP calculation purposes, adjustments have been made to reflect fair values as of each measurement date. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant, with the exception of the share price used in the valuations. The equity award adjustments for fiscal year 2025 and 2024 include the addition or subtraction of the following:
(i)Deduction for the amounts reported in the “Stock Awards” column of the Summary Compensation Table.
(ii)Fair value, calculated in accordance with ASC 718, as of the end of the reported fiscal year of equity awards granted in the reported fiscal year that were outstanding and unvested as of the end of the reported fiscal year.
(iii)Change in fair value, calculated in accordance with ASC 718, as of the end of the reported fiscal year from the end of the prior fiscal year, of equity awards granted in prior years that are outstanding and unvested as of the end of the reported fiscal year.
(iv)Change in fair value, calculated in accordance with ASC 718, from the end of the prior fiscal year to the vesting date for awards granted in prior years that vested in the reported year.
(v)Fair value, calculated in accordance with ASC 718, as of the vesting date for awards that were granted and vested in the same reported fiscal year.
(vi)For awards granted in prior years that failed to meet the applicable vesting conditions during the applicable year, a deduction equal to the fair value as of the end of the prior fiscal year.
(vii)The dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for 2025.
(viii)Amounts for 2024 have been restated from those previously reported to reflect a correction to the fair value of 2024 performance share unit awards as of December 31, 2024 based on corrected values provided by the Company’s outside valuation provider. This revision affects only the Pay Versus Performance disclosure and does not impact the Summary Compensation Table or the Company’s previously issued financial statements.

Non-PEO NEO Average Total Compensation Amount	$ 7,620,185	6,281,014
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,884,426	9,485,183
Adjustment to Non-PEO NEO Compensation Footnote	Compensation actually paid (“CAP”) was determined by making the following adjustments to Summary Compensation Totals for equity awards:

	PEO ($)	Average of Non-PEO NEOs ($)	PEO ($)	Average of Non-PEO NEOs ($)

Fiscal Year	2025	2025	2024(viii)	2024(viii)

Reported Summary Compensation Table (“SCT”) Total	19,695,957	7,620,185	22,174,060	6,281,014
Adjustments:
Deduction of Amounts Reported in “Stock Awards” Column of the SCT(i)	(15,650,555)	(5,792,942)	(17,064,276)	(3,868,718)
Year End Fair Value of Equity Awards Granted in the Year that remain Unvested at Year End(ii)	11,563,102	4,637,997	23,903,403	4,870,501
Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Remain Unvested at Year End(iii)	(11,843,300)	(2,521,399)	8,842,187	2,779,472
Change in Fair Value Between Prior Year End and Vesting Date for Awards Granted in Prior Year that Vested in the Year(iv)	(163,195)	(59,416)	128,991	768,372
Fair Value at Vesting of Equity Awards Granted and Vested in the Year(v)	—	—	—	—
Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year(vi)	—	—	—	(1,345,459)
Value of Dividends or Other Earnings Paid on Option and Stock Awards Not Otherwise Reflected in Total Compensation(vii)	—	—	—	—
Compensation Actually Paid	3,602,009	3,884,426	37,984,365	9,485,183
Summary Compensation Table amounts reflect the grant date fair values of equity awards. For CAP calculation purposes, adjustments have been made to reflect fair values as of each measurement date. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant, with the exception of the share price used in the valuations. The equity award adjustments for fiscal year 2025 and 2024 include the addition or subtraction of the following:
(i)Deduction for the amounts reported in the “Stock Awards” column of the Summary Compensation Table.
(ii)Fair value, calculated in accordance with ASC 718, as of the end of the reported fiscal year of equity awards granted in the reported fiscal year that were outstanding and unvested as of the end of the reported fiscal year.
(iii)Change in fair value, calculated in accordance with ASC 718, as of the end of the reported fiscal year from the end of the prior fiscal year, of equity awards granted in prior years that are outstanding and unvested as of the end of the reported fiscal year.
(iv)Change in fair value, calculated in accordance with ASC 718, from the end of the prior fiscal year to the vesting date for awards granted in prior years that vested in the reported year.
(v)Fair value, calculated in accordance with ASC 718, as of the vesting date for awards that were granted and vested in the same reported fiscal year.
(vi)For awards granted in prior years that failed to meet the applicable vesting conditions during the applicable year, a deduction equal to the fair value as of the end of the prior fiscal year.
(vii)The dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for 2025.
(viii)Amounts for 2024 have been restated from those previously reported to reflect a correction to the fair value of 2024 performance share unit awards as of December 31, 2024 based on corrected values provided by the Company’s outside valuation provider. This revision affects only the Pay Versus Performance disclosure and does not impact the Summary Compensation Table or the Company’s previously issued financial statements.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

Group Adjusted Revenue
Group EBITDAACS
Relative TSR

Total Shareholder Return Amount	$ 104.64	125.77
Peer Group Total Shareholder Return Amount	143.06	134.90
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ (407,000,000)	$ 162,000,000
Company Selected Measure Amount	16,259,000,000	14,048,000,000
PEO Name	Peter Jackson
Additional 402(v) Disclosure
As required by Item 402(v) of Regulation S-K, we are providing the following information regarding the relationship between “compensation actually paid” (“CAP”) to our NEOs and certain financial performance metrics. We became a U.S. public reporting company in January 2024 and as such, only two years of data is required in this filing.
Amounts included as CAP do not represent the value of compensation actually received by our NEOs but instead are amounts calculated pursuant to the SEC’s rules, which result in substantial adjustments to the amounts reported above in the Summary Compensation Table. Shareholders should refer to the discussion of our compensation philosophy and programs described above in the “Compensation Discussion and Analysis” section for a complete discussion of our compensation programs and their connection to our performance. The C&HR Committee did not rely on the following disclosure in making compensation decisions.
Most Important Performance Measures for 2025
The following table lists the most important measures that were used to link executive compensation to company performance in 2025. The measures in the table are not ranked.
The following table sets forth additional compensation information for our principal executive officer (“PEO”) and our other non-PEO Named Executive Officers (Non-PEO NEOs) (averaged) along with total shareholder return, net income (loss), and Group Adjusted Revenue performance results for fiscal 2025 and 2024.
The dollar amounts reported represent the amount of net income (loss) reflected in our audited financial statements for the applicable year.
We believe both the Summary Compensation Table and the Pay Versus Performance Table reflect our pay-for-performance philosophy. As described in the Compensation Discussion and Analysis section, a significant portion of annual target compensation awarded to NEOs is compensation at risk and contingent on the company’s performance against pre-established performance goals.
The charts below illustrate the relationship of our compensation actually paid to our PEO and the average compensation actually paid to our non-PEO NEOs, with (1) Company TSR, (2) Peer Group TSR, (3) Net Income (Loss), and (4) Group Adjusted Revenue, over the two years presented in the table above.

Measure:: 1
Pay vs Performance Disclosure
Name	Group Adjusted Revenue
Non-GAAP Measure Description	See ”2025 Annual Incentive Results/Group Result – Peter Jackson” on page 66 for a definition of Group Adjusted Revenue, a non-GAAP financial measure, used for purposes of the annual incentive plan, which is our Company-Selected Measure for 2025. In 2024, the Company-Selected Measure was Group Adjusted EBIT. The change reflects updates to the Company’s incentive compensation program and the Company’s determination that Group Adjusted Revenue represents the most important financial performance measure used to link compensation actually paid to Company performance.
Measure:: 2
Pay vs Performance Disclosure
Name	Group EBITDAACS
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (15,650,555)	$ (17,064,276)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,563,102	23,903,403
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,843,300)	8,842,187
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(163,195)	128,991
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,792,942)	(3,868,718)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,637,997	4,870,501
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,521,399)	2,779,472
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(59,416)	768,372
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(1,345,459)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0